Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Shareholders' Equity (Tables) [Line Items]
Schedule of Purchase of Warrants	As of September 30, 2024, warrants to purchase up to 603,488 shares of common stock were issued and outstanding.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2022	477,800	$287.50	5.98
Issued during the period	-	-	-
Expired during the period	-	-	-
Outstanding – September 30, 2023	477,800	287.50	5.98
Exercisable – September 30, 2023	477,800	$287.50	5.98
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2023	493,800	$280.50	4.93
Issued during the period	109,688	12.50	0.87
Expired during the period	-	-	-
Outstanding – September 30, 2024	603,488	231.75	4.34
Exercisable – September 30, 2024	603,488	$231.75	4.34

Warrant [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Common Stock were Issued and Outstanding	As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding.
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)

Outstanding - January 31, 2022	11,945,000	$11.50	5.98
Issued during the year	-	-	-
Expired during the year	-	-	-
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the year	400,000	0.35	0.16
Expired during the year	-	-	-
Outstanding – December 31, 2023	12,345,000	11.22	4.93
Exercisable – December 31, 2023	12,345,000	$11.22	4.93